Income Taxes (Components of Loss Before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Components Of Income Loss Before Income Taxes [Line Items]
Loss from continuing operations, before income taxes	$ (4,776)	$ (2,253)	$ (6,455)
Loss before income taxes from discontinued operations		(348)	(411)
Loss before income taxes	(4,776)	(2,601)	(6,866)
CHINA [Member]
Components Of Income Loss Before Income Taxes [Line Items]
Loss from continuing operations, before income taxes	(5,614)	(2,543)	(6,989)
Loss before income taxes from discontinued operations		(348)	(411)
HONG KONG [Member]
Components Of Income Loss Before Income Taxes [Line Items]
Loss from continuing operations, before income taxes	(2)	(2)	(2)
Macao [Member]
Components Of Income Loss Before Income Taxes [Line Items]
Loss from continuing operations, before income taxes	$ 840	$ 292	$ 536